Share Capital - Disclosure of warrants outstanding and exercisable (Details)	Apr. 30, 2023 Shares $ / shares	Apr. 30, 2022 Shares $ / shares	Apr. 30, 2021 Shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants exercisable	196,130	6,555,459
Warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares	$ 1.91	$ 2.68	$ 1.86
Number of warrants outstanding	14,771,833	32,424,902	22,757,961
Number of warrants exercisable	14,771,833	32,424,906
Warrants [Member] | Expiry date of 15-Nov-24 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares	$ 2
Number of warrants outstanding	11,717,350
Number of warrants exercisable	11,717,350
Warrants [Member] | Expiry date of 15-Nov-24 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares	$ 1.45
Number of warrants outstanding	1,417,320
Number of warrants exercisable	1,417,320
Warrants [Member] | Expiry date of 09-Feb-25 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares	$ 1.65
Number of warrants outstanding	1,637,163
Number of warrants exercisable	1,637,163